Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the Six Months Ended June 30, 2023	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2024
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expenses	(52,912)	(35,872)	(5,033)
Deferred income tax benefits	-	(932,125)	(130,792)
Income tax expenses	(52,912)	(967,997)	(135,825)

Schedule of deferred tax assets and liabilities

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards	-	-	-
Allowance for doubtful accounts	987,848	55,723	7,819
Less: valuation allowance	-	-	-
Deferred tax assets, net	987,848	55,723	7,819
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Total deferred tax liabilities, net	-	-	-

Schedule of Taxes payable

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	385,643	577,717	81,062
Income taxes payable	105,370	73,308	10,286
Other taxes payable	31,830	18,814	2,640
Total	522,843	669,839	93,988